Segment information (Schedule of Reconciliation of Adjusted EBITDA to Profit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Segment information [Line Items]
Adjusted EBITDA	$ 416,889	$ 451,862	$ 540,779
Unrealized gain on commodity risk management contracts			13,023
Depreciation	(130,659)	(120,934)	(96,692)
Share-based payment	(6,274)	(7,328)	(11,038)
Impairment loss for non-financial assets	0	(13,332)	0
Others	(152,714)	(146,698)	(106,537)
Operating profit	273,546	270,907	429,077
Financial expenses	(51,551)	(45,815)	(57,073)
Financial income	8,016	6,237	3,180
Foreign exchange gain (loss)	12,160	(16,820)	19,725
Profit before tax	242,171	214,509	394,909
Income tax expense	(145,792)	(103,441)	(170,474)
Profit for the year	96,379	111,068	224,435
Reportable segments [member]
Disclosure of Segment information [Line Items]
Adjusted EBITDA	416,889	451,862	540,779
Unrealized gain on commodity risk management contracts			13,023
Depreciation	(130,659)	(120,934)	(96,692)
Share-based payment	(6,274)	(7,328)	(11,038)
Write-off of unsuccessful exploration efforts	(14,779)	(29,563)	(25,789)
Impairment loss for non-financial assets		(13,332)
Lease accounting - IFRS 16	7,775	10,267	7,851
Others	594		943
Others		(20,065)
Operating profit	273,546	270,907	429,077
Financial expenses	(51,551)	(45,815)	(57,073)
Financial income	8,016	6,237	3,180
Foreign exchange gain (loss)	12,160	(16,820)	19,725
Profit before tax	242,171	214,509	394,909
Income tax expense	(145,792)	(103,441)	(170,474)
Profit for the year	$ 96,379	$ 111,068	$ 224,435